Taxes on Income (Tables)	12 Months Ended
Dec. 31, 2020
Income Tax Disclosure [Abstract]
Schedule of deferred tax assets
	December 31,
	2020	2019	2018
Deferred tax assets:	USD in thousands

Operating loss carryforward	37,951	25,077	18,711

Deferred taxes due to carryforward losses	8,729	5,768	4,303

Valuation allowance	(8,729)	(5,768)	(4,303)
Net deferred tax asset	--	--	--